LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Long-Term Debt

Long-term debt consisted of the following:

	December 31,
	2012	2011
2011 Credit Facilities	$1,014,729	$1,014,729
Studio City Notes	825,000	—
2010 Senior Notes (1)	593,967	593,166
RMB Bonds	367,645	364,807
Deposit-Linked Loan	353,278	353,278
Aircraft Term Loan	40,245	—

	$3,194,864	$2,325,980
Current portion of long-term debt	(854,940)	—

	$2,339,924	$2,325,980

Summary of Interest on Long-Term Debt

Total interest on long-term debt consisted of the following:

	Year Ended December 31,
	2012	2011	2010
Interest for City of Dreams Project Facility*	$—	$13,269	$39,157
Interest for 2011 Credit Facilities*	21,849	13,731	—
Interest for 2010 Senior Notes**	61,500	61,500	38,438
Amortization of discount in connection with issuance of 2010 Senior Notes**	801	723	417
Interest for RMB Bonds*	13,666	8,647	—
Interest for Deposit-Linked Loan*	10,064	6,300	—
Interest for Studio City Notes**	5,844	—	—
Interest for Aircraft Term Loan**	705	—	—

	$114,429	$104,170	$78,012
Interest capitalized	(7,900)	(3,157)	(11,823)

	$106,529	$101,013	$66,189

*	Long-term debt repayable within five years
**	Long-term debt repayable after five years

Scheduled Maturities of Long-Term Debt

Scheduled maturities of the long-term debt as of December 31, 2012 are as follows:

Year ending December 31,
2013	$854,940
2014	262,559
2015	262,749
2016	379,161
2017	6,429
Over 2017(2)	1,429,026

$3,194,864

Summary of Long-Term Debt Repayable

The long-term debt are repayable as follows:

	December 31,
	2012	2011
Within one year or on demand	$854,940	$—
More than one year, but not exceeding two years	262,559	846,444
More than two years, but not exceeding five years	648,339	886,370
More than five years(1)	1,429,026	593,166

	$3,194,864	$2,325,980
Less: Amounts due within one year classified as current liabilities	(854,940)	—

	$2,339,924	$2,325,980

Notes

(1)	Net of unamortized issue discount for the 2010 Senior Notes of approximately $6,033 and $6,834 as of December 31, 2012 and 2011, respectively.
(2)	Net of unamortized issue discount for the 2010 Senior Notes of approximately $6,033 as of December 31, 2012.

Parent [Member]
Scheduled Maturities of Long-Term Debt	Scheduled maturities of the long-term debt of the Company as of December 31, 2012 are as follows:

Year ending December 31, 2013	$720,923